Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

May 25, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584)
      FILING PURSUANT TO RULE 485(a)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 70 to the Trust's Registration Statement on Form N-1A. This filing is being made for the purpose of reflecting (i) the discontinuation of the master-feeder arrangement previously in place for the Trust's Dynamic S&P 500, Inverse Dynamic S&P 500, Dynamic OTC, Inverse Dynamic OTC, Dynamic Dow and Inverse Dynamic Dow Funds effective April 1, 2007; (ii) the removal of the non-fundamental investment policy to invest at least 80% of a Fund's net assets in a particular investment pursuant to Rule 35d-1 subject to providing 60 days' notice to shareholders for the following series of the Trust: Commodities Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund, Europe Advantage Fund, Government Long Bond Advantage Fund, Inverse Government Long Bond Fund, Inverse Mid-Cap Fund, Inverse OTC Fund, Inverse Russell 2000(R) Fund, Inverse S&P 500 Fund, Japan Advantage Fund, Managed Futures Fund, Mid-Cap Advantage Fund, OTC Fund and Russell 2000(R) Advantage Fund; (iii) a revised investment strategy for the Absolute Return Strategies Fund; and (iv) the reorganization of the prospectuses.

Please  direct any  questions  or comments  you may have to my  attention at the
address  listed  above.  In  addition,   please  feel  free  to  contact  me  at
202.739.5684 with your questions or comments.

Sincerely,
/s/ Laura E. Flores
-------------------
Laura E. Flores